OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
OIL AND GAS PROPERTIES
Summary of oil and gas activities by classification and geographical cost
	December 31, 2021	Depletion and Adjustments	December 31, 2022

Proved developed producing oil and gas properties
United States cost center	$78,433,316	$-	$78,433,316
Accumulated depreciation, depletion and amortization	(78,364,432)	(5,617)	(78,370,049)
Proved developed producing oil and gas properties, net	$68,884	$(5,617)	$63,267